Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains / (Losses) recognized in other comprehensive income
Gains / (Losses) recognized in other comprehensive income	₺ (1,487)	₺ 3,472
Debt securities [member]
Gains / (Losses) recognized in other comprehensive income
Gains / (Losses) recognized in other comprehensive income	₺ (1,487)	₺ 3,472